Fees Summary	Jan. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 65,000,000
Previously Paid Amount	0
Total Fee Amount	9,951.5
Total Offset Amount	0
Net Fee	$ 9,951.5